Earnings per Share	12 Months Ended
Dec. 31, 2011
Earnings per Share
Earnings per Share

(13)             Earnings per Share

Basic earnings (loss) per share (“EPS”) is computed by dividing net income (loss) by the basic weighted average number of common shares outstanding for the period (the “common shares”).  Diluted EPS is computed by dividing net income (loss) by the common shares plus shares issuable upon exercise of existing options or other contracts.  As of December 31, 2011 and 2010, options to purchase 77 and 71 shares of common stock, respectively, at exercise prices ranging from $6.85 to $19.96 per share were outstanding.  These options were not included in the computation of basic or diluted EPS as the effect would be immaterial or anti-dilutive.  Convertible notes are included in the computation of diluted EPS using the if-converted method, to the extent the impact of conversion is dilutive.

As of December 31, 2011, 192 shares of common stock issued pursuant to employment agreements were outstanding, of which 99 have vested.  Additionally, the Company issued 69 shares pursuant to employment incentives of which 42 have vested and six have been cancelled.  The unvested shares are excluded from the computation of basic EPS but reflected in diluted EPS by application of the treasury stock method unless the effect would be immaterial or anti-dilutive.

The following is reconciliation between weighted average shares used in the basic and diluted EPS calculations, excluding amounts attributable to noncontrolling interests:

	Year ended December 31, 2011		Year ended December 31, 2010		Year ended December 31, 2009

Numerator:
Income (loss) from continuing operations	$(6,752)		(608)		6,211
Income (loss) from discontinued operations	(302)		2,132		3,415
Net income (loss)	(7,054)		1,524		9,626
Net income attributable to the noncontrolling interest	(130)		(306)		(417)
Net income (loss) attributable to Inland Real Estate Corporation	(7,184)		1,218		9,209
Dividends on preferred shares	(948)		-		-
Net income (loss) attributable to common stockholders	$(8,132)		1,218		9,209

Denominator:
Denominator for net income (loss) per common share – basic:
Weighted average number of common shares outstanding	88,530		85,951		78,441
Effect of dilutive securities:
Unvested restricted shares	-	(a)	-	(a)	63	(b)
Denominator for net income (loss) per common share – diluted:
Weighted average number of common and common equivalent shares outstanding	88,530		85,951		78,504

(a)           Unvested restricted shares of common stock, the effect of which would be anti-dilutive, were 103 and 85 as of December 31, 2011 and 2010, respectively.  These shares were not included in the computation of diluted EPS because a loss from continuing operations was reported.

(b)          Unvested restricted shares of common stock have a dilutive impact, although it is not material to the periods presented.

In November 2009, the Company entered into a three-year Sales Agency Agreement with BMO Capital Markets Corp. (“BMO”) to offer and sell shares of its common stock having an aggregate offering amount of up to $100 million from time to time through BMO, acting as sales agent.  Offers and sales of shares of its common stock, if any, may be made in privately negotiated transactions (if the Company and BMO have so agreed in writing) or by any other method deemed to be an “at the market” offering as defined in Rule 415 under the Securities Act, including sales made directly on the New York Stock Exchange or to or through a market maker.  The Company has referred to this arrangement with BMO in this report on Form 10-K as its ATM issuance program.  As of December 31, 2011, the Company has issued an aggregate of approximately 3,816 shares of its common stock pursuant to the ATM issuance program, since inception.  The Company received net proceeds of approximately $31,691 from the issuance of these shares, which reflects approximately $32,504 in gross proceeds, offset by approximately $813 in commissions and fees.  The Company may use the proceeds for general corporate purposes, which may include repayment of mortgage indebtedness secured by its properties, acquiring real property through wholly-owned subsidiaries or through the Company’s investment in one or more joint venture entities or repaying amounts outstanding on the unsecured line of credit facility, among other things.  As of December 31, 2011, approximately $67,496 remains available for sale under this issuance program.

In May 2009, the Company completed an equity offering of approximately 17,135 common shares at a price of $6.50 per share.  Net of underwriting fees, the offering provided net proceeds to the Company of approximately $106,400, excluding offering costs.